Purchased Credit Impaired Loans ("PCI")	12 Months Ended
Dec. 31, 2015
Transfers and Servicing [Abstract]
Purchased Credit Impaired Loans ("PCI")
(6)	Purchased Credit Impaired Loans (“PCI”)

The carrying amounts as of the acquisition date of PCI loans acquired are detailed in the following table (in thousands):

During the Year Ended December 31, 2015
Contractually required principal and interest at acquisition	$1,272
Nonaccretable difference	(404)

Cash flows expected to be collected at acquisition	868
Accretable yield adjustment	(128)

Total carrying amount of PCI loans	$740

The carrying amounts as of PCI loans at December 31, 2015 was $701,000.